INCOME TAXES (Details Narrative)	6 Months Ended
Aug. 31, 2025 SGD ($)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate	17.00%
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Taxable income	$ 190,000
Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Taxable income	$ 10,000
SINGAPORE | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate	75.00%
SINGAPORE | Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate	50.00%